Dispositions of Sagfood (Malaysia) Sdn Bhd - Schedule of Net Assets (Details) - Dec. 31, 2024 - Sagfood (Malaysia) Sdn Bhd [Member]	MYR (RM)	USD ($)
Assets
Cash and short term deposits	RM 27,620	$ 6,178
Trade receivables	302,500	67,667
Other receivables	25,560	5,719
Amount due from director	266,954	59,716
Amount due from shareholder	65,800	14,719
Amount due from related parties	100,982	22,589
Plant and equipment	2,569,948	574,881
Right-of-use assets	178,765	39,990
Total assets	3,538,129	791,459
Liabilities
Trade payables	28,786	6,439
Other payables	31,263	7,027
Amount due to related parties	390,283	87,304
Deferred tax liabilities	201,320	45,034
Lease liabilities	184,055	41,172
Total liabilities	835,707	186,942
Equity
Non-controlling interest	1,266,378	283,282
Controlling interest	1,436,044	321,234
Total Equity	2,702,422	604,516
Controlling interest	1,436,044	321,234
Reversal of Equity transaction movement*	(1,708,355)	(382,148)
Book value of net deficit of controlling interest	(272,311)	(60,914)
Deferred consideration	390,390	87,328
Net deficit	272,311	60,914
Gain on disposal	RM 662,701	$ 148,242